Leases - Schedule of Group as a Lease (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Group as a Lessee [Abstract]
Operating right-of-use assets	¥ 54,080,188	$ 7,733,364	¥ 51,906,613
Operating lease payment liabilities, current	10,479,626	1,498,567	9,208,569
Operating lease payment liabilities, non-current	38,439,295	$ 5,496,746	38,352,135
Total	¥ 48,918,921		¥ 47,560,704